Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 17,208	$ 24,545
Short-term restricted cash		47
Long-term restricted cash	200	150
Total cash and cash equivalent, and restricted cash shown on the statements of cash flows	$ 17,408	$ 24,742